Revenue (Tables)	3 Months Ended
Apr. 30, 2019
Revenue From Contracts With Customers [Abstract]
Disclosure of detailed information about revenue

	Three months ended April 30, 2019	Three months ended April 30, 2018
Analysis of revenue by category	£000s	£000s
Licensing agreements	249	3,628
Research collaboration agreement	—	246
	249	3,874